Note 6. Schedule of Stock Options Outstanding (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Option 1	Dec. 31, 2012 Option 1	Sep. 30, 2013 Option 2	Dec. 31, 2012 Option 2	Sep. 30, 2013 Option 3	Dec. 31, 2012 Option 3	Sep. 30, 2013 Option 4	Dec. 31, 2012 Option 4	Sep. 30, 2013 Option 5	Dec. 31, 2012 Option 5	Sep. 30, 2013 Option 6	Dec. 31, 2012 Option 6	Dec. 31, 2012 Option 7	Dec. 31, 2012 Option 8	Dec. 31, 2012 Option 9	Sep. 30, 2013 Total	Dec. 31, 2012 Total
Exercise Price				$ 0.01	$ 0.01	$ 1.73	$ 1.70	$ 2.41	$ 1.87	$ 3.33	$ 2.10	$ 7.76	$ 2.30	$ 8.25	$ 2.31	$ 2.81	$ 3.00	$ 3.33	$ 4.21
Number of Options Outstanding	220,596	127,500	100,000	27,300	35,000	16,750	15,000	111,276	3,000	20,800	57,596	60,000	15,000	40,000	16,500	45,000	5,000	28,500	276,126	220,596
Weighted Average Remaining Contractual Life (in Years)				8 years 3 months 22 days	9 years 5 days	7 years 7 months 24 days	8 years 4 months	6 years 5 months 16 days	8 years 4 months	8 years 6 months	7 years 6 months 1 day	9 years 11 months 26 days	8 years 9 months 7 days	4 years 10 months 20 days	7 years 6 months 1 day	5 years 6 days	9 years 7 months 5 days	9 years 2 months 5 days	7 years 4 months 28 days	7 years 7 months 4 days
Number of Options Exercisable				27,300	35,000	16,750	15,000	72,526	3,000	20,800	35,096	3,751	15,000	2,500	16,500	10,000	5,000	0	143,627	134,596